Vessels, net	6 Months Ended
Jun. 30, 2021
Vessels, net
4.	Vessels, net

	Vessel	Drydocking	Total

		(in thousands)
Cost
December 31, 2020	$2,062,513	$39,654	$2,102,167
Additions	323	10,061	10,384
Impairment following vessel damage	(17,000)	—	(17,000)
Write-offs of fully amortized assets	—	(6,576)	(6,576)

June 30, 2021	$2,045,836	$43,139	$2,088,975

Accumulated Depreciation
December 31, 2020	$536,436	$20,043	$556,479
Charge for the period	34,018	4,516	38,534
Impairment following vessel damage	(11,600)	—	(11,600)
Write-offs of fully amortized assets	—	(6,576)	(6,576)

June 30, 2021	$558,854	$17,983	$576,837

Net Book Value
December 31, 2020	$1,526,077	$19,611	$1,545,688

June 30, 2021	$1,486,982	$25,156	$1,512,138

On June 10, 2021,
Navigator Neptune
, suffered fire damage in the engine room. The Company has recognized a write down of $5.4 million relating to the best estimate of the extent of the damage and relative replacement cost. This is the current assessment of the damages, and the estimate may be subject to change on receipt of further information which is expected to occur within one year. All repair costs are expected to be recovered by our Hull & Machinery insurance, subject to a $0.1 million deductible.
The cost and net book value of the 20 vessels that were contracted under time charter arrangements (please read Note 2—Revenue Recognition for additional information) was $1,167 million and $895 million, respectively, as of June 30, 2021 (December 31, 2020: $1,084 million and $839 million, respectively, for 19 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (please read Note 6—Secured Term Loan Facilities and Revolving Credit Facilities; and Note 7—Senior Secured Bond for additional information) was $1,331 million as of June 30, 2021 (December 31, 2020: $1,359 million).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 16—Variable Interest Entities for additional information) was $83.5 million and $70.9 million, respectively, as of June 30, 2021. (December 31, 2020: $82.9 million and $71.0 million, respectively).